UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

Brookfield Investment Funds

(Exact name of registrant as specified in charter)

Brookfield Place, 225 Liberty Street

New York, New York 10281

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Private Wealth LLC

Brookfield Place, 225 Liberty Street

New York, New York 10281

(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Center Coast Brookfield Midstream Focus Fund
Class A | CCCAX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$256	4.64%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended March 31, 2026, the Fund  (i) underperformed its primary benchmark, the Alerian Midstream Energy Select Index and (ii) outperformed its broad-based benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions to select outperforming midstream operators focused on natural gas were the largest positive group contributor during the period. Additionally, a non-index, outperforming position in a midstream company focused on floating liquefied natural gas (FLNG) infrastructure contributed positively as well. Conversely, a non-index position in an energy infrastructure operator operating in Texas, Louisiana and Mexico lagged during the period. The timing of our non-index position in a producer and exporter of liquefied natural gas (LNG) detracted from relative returns as well. Lastly, a non-index position in a wholesale distribution business moderately detracted from relative performance.
POSITIONING
Against a backdrop of geopolitical disruption abroad and accelerating, structurally supported demand at home, we believe midstream equities offer a unique value proposition. In the current environment, we see the asset class supported by a rare combination of durable volumes, contracted cash flows, healthy balance sheets and improving investor sentiment. As markets re-price replacement risk and the importance of reliable energy systems, we feel that well-positioned midstream companies are increasingly differentiated as attractive, cash-generative beneficiaries of the evolving energy landscape.

Top Contributors
↑	Targa Resources Corp.
↑	Kodiak Gas Services, Inc.
↑	Golar LNG Limited

Top Detractors
↓	Sempra Energy
↓	Cheniere Energy, Inc.
↓	ARKO Petroleum Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-SAR-112740667

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Alerian Midstream Energy Index is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	17.25	23.84	8.79
Class A (with sales charge)	11.73	22.65	8.27
S&P 500 Index	17.80	12.06	14.16
Alerian MLP Index	13.92	24.89	11.03
Alerian Midstream Energy Select Index	23.06	24.80	14.33
Alerian Midstream Energy Index	21.36	24.24	N/A**
Visit https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Effective September 30, 2025, the Fund changed its principal investment strategies to invest in a manner that will allow it to be treated as a regulated investment company (rather than a “C” corporation) under the Internal Revenue Code of 1986, as amended. The Fund selected the Alerian Midstream Energy Select Index to replace the Alerian Midstream Energy Index as one of its benchmark indices because it believes that the Alerian Midstream Energy Select Index is more appropriate for comparing the Fund’s performance in light of the changes to the Fund’s principal investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,160,818,015
Number of Portfolio Holdings	30
Portfolio Turnover	24%
Total Advisory Fees Paid	$4,779,861
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-SAR-112740667

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)[1]
Targa Resources Corp.	11.6%
The Williams Companies, Inc.	8.4%
Cheniere Energy, Inc.	7.8%
TC Energy Corp.	7.8%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	6.4%
Enbridge, Inc.	5.0%
Enterprise Products Partners LP	5.0%
MPLX LP	4.9%
ONEOK, Inc.	4.8%
Sector Breakdown2

Gathering & Processing
39.5%
Pipeline Transportation / Natural Gas
32.4%
Pipeline Transportation / Petroleum
11.0%
Liquefaction
11.0%
Electricity Transmission & Distribution
2.1%
Marketing / Wholesale
1.4%
Services / Midstream
1.0%
Production & Mining / Natural Gas
1.0%
Storage
0.5%
Cash & Other
0.1%

1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-SAR-112740667

Center Coast Brookfield Midstream Focus Fund
Class C | CCCCX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$296	5.39%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended March 31, 2026, the Fund  (i) underperformed its primary benchmark, the Alerian Midstream Energy Select Index and (ii) outperformed its broad-based benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions to select outperforming midstream operators focused on natural gas were the largest positive group contributor during the period. Additionally, a non-index, outperforming position in a midstream company focused on floating liquefied natural gas (FLNG) infrastructure contributed positively as well. Conversely, a non-index position in an energy infrastructure operator operating in Texas, Louisiana and Mexico lagged during the period. The timing of our non-index position in a producer and exporter of liquefied natural gas (LNG) detracted from relative returns as well. Lastly, a non-index position in a wholesale distribution business moderately detracted from relative performance.
POSITIONING
Against a backdrop of geopolitical disruption abroad and accelerating, structurally supported demand at home, we believe midstream equities offer a unique value proposition. In the current environment, we see the asset class supported by a rare combination of durable volumes, contracted cash flows, healthy balance sheets and improving investor sentiment. As markets re-price replacement risk and the importance of reliable energy systems, we feel that well-positioned midstream companies are increasingly differentiated as attractive, cash-generative beneficiaries of the evolving energy landscape.

Top Contributors
↑	Targa Resources Corp.
↑	Kodiak Gas Services, Inc.
↑	Golar LNG Limited

Top Detractors
↓	Sempra Energy
↓	Cheniere Energy, Inc.
↓	ARKO Petroleum Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-SAR-112740659

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Alerian Midstream Energy Index is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	16.32	22.83	7.95
Class C (with sales charge)	15.32	22.83	7.95
S&P 500 Index	17.80	12.06	14.16
Alerian MLP Index	13.92	24.89	11.03
Alerian Midstream Energy Select Index	23.06	24.80	14.33
Alerian Midstream Energy Index	21.36	24.24	N/A**
Visit https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Effective September 30, 2025, the Fund changed its principal investment strategies to invest in a manner that will allow it to be treated as a regulated investment company (rather than a “C” corporation) under the Internal Revenue Code of 1986, as amended. The Fund selected the Alerian Midstream Energy Select Index to replace the Alerian Midstream Energy Index as one of its benchmark indices because it believes that the Alerian Midstream Energy Select Index is more appropriate for comparing the Fund’s performance in light of the changes to the Fund’s principal investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,160,818,015
Number of Portfolio Holdings	30
Portfolio Turnover	24%
Total Advisory Fees Paid	$4,779,861
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-SAR-112740659

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)[1]
Targa Resources Corp.	11.6%
The Williams Companies, Inc.	8.4%
Cheniere Energy, Inc.	7.8%
TC Energy Corp.	7.8%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	6.4%
Enbridge, Inc.	5.0%
Enterprise Products Partners LP	5.0%
MPLX LP	4.9%
ONEOK, Inc.	4.8%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-SAR-112740659

Center Coast Brookfield Midstream Focus Fund
Class I | CCCNX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$242	4.39%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended March 31, 2026, the Fund  (i) underperformed its primary benchmark, the Alerian Midstream Energy Select Index and (ii) outperformed its broad-based benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Overweight positions to select outperforming midstream operators focused on natural gas were the largest positive group contributor during the period. Additionally, a non-index, outperforming position in a midstream company focused on floating liquefied natural gas (FLNG) infrastructure contributed positively as well. Conversely, a non-index position in an energy infrastructure operator operating in Texas, Louisiana and Mexico lagged during the period. The timing of our non-index position in a producer and exporter of liquefied natural gas (LNG) detracted from relative returns as well. Lastly, a non-index position in a wholesale distribution business moderately detracted from relative performance.
POSITIONING
Against a backdrop of geopolitical disruption abroad and accelerating, structurally supported demand at home, we believe midstream equities offer a unique value proposition. In the current environment, we see the asset class supported by a rare combination of durable volumes, contracted cash flows, healthy balance sheets and improving investor sentiment. As markets re-price replacement risk and the importance of reliable energy systems, we feel that well-positioned midstream companies are increasingly differentiated as attractive, cash-generative beneficiaries of the evolving energy landscape.

Top Contributors
↑	Targa Resources Corp.
↑	Kodiak Gas Services, Inc.
↑	Golar LNG Limited

Top Detractors
↓	Sempra Energy
↓	Cheniere Energy, Inc.
↓	ARKO Petroleum Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Center Coast Brookfield Midstream Focus Fund	PAGE 1	TSR-SAR-112740626

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
The Alerian Midstream Energy Index is not included in the cumulative performance graph above because data for this Index is unavailable prior to its inception date of June 25, 2018.
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	17.57	24.11	9.06
S&P 500 Index	17.80	12.06	14.16
Alerian MLP Index	13.92	24.89	11.03
Alerian Midstream Energy Select Index	23.06	24.80	14.33
Alerian Midstream Energy Index	21.36	24.24	N/A**
Visit https://privatewealth.brookfield.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Effective September 30, 2025, the Fund changed its principal investment strategies to invest in a manner that will allow it to be treated as a regulated investment company (rather than a “C” corporation) under the Internal Revenue Code of 1986, as amended. The Fund selected the Alerian Midstream Energy Select Index to replace the Alerian Midstream Energy Index as one of its benchmark indices because it believes that the Alerian Midstream Energy Select Index is more appropriate for comparing the Fund’s performance in light of the changes to the Fund’s principal investment strategies.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,160,818,015
Number of Portfolio Holdings	30
Portfolio Turnover	24%
Total Advisory Fees Paid	$4,779,861
Center Coast Brookfield Midstream Focus Fund	PAGE 2	TSR-SAR-112740626

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)[1]
Targa Resources Corp.	11.6%
The Williams Companies, Inc.	8.4%
Cheniere Energy, Inc.	7.8%
TC Energy Corp.	7.8%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	6.4%
Enbridge, Inc.	5.0%
Enterprise Products Partners LP	5.0%
MPLX LP	4.9%
ONEOK, Inc.	4.8%
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Center Coast Brookfield Midstream Focus Fund	PAGE 3	TSR-SAR-112740626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookfield

FOR THE SIX MONTHS
ENDED MARCH 31, 2026

Financial Statements and Other Important Information

Center Coast Brookfield Midstream Focus Fund

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 75.7%
Electricity Transmission & Distribution — 2.1%
Sempra Energy	256,097	$24,884,946
Gathering & Processing — 33.2%(a)
AltaGas, Ltd.	500,651	17,364,971
Antero Midstream Corp.	1,935,500	44,129,400
Hess Midstream LP - Class A(b)	557,485	21,669,442
Kinetik Holdings, Inc.	285,789	13,835,045
ONEOK, Inc.	619,856	56,028,784
Targa Resources Corp.(b)	535,578	134,285,472
The Williams Companies, Inc.	1,340,419	97,555,695
		384,868,809
Liquefaction — 11.1%
Cheniere Energy, Inc.(b)	320,219	90,865,343
Golar LNG, Ltd.(b)	709,073	38,367,940
		129,233,283
Marketing / Wholesale — 1.4%
ARKO Petroleum Corp.(c)	900,900	16,117,101
Pipeline Transportation / Natural Gas — 20.4%(a)
DT Midstream, Inc.	404,586	54,485,597
Kinder Morgan, Inc.	2,208,849	74,062,707
South Bow Corp.	517,171	17,232,138
TC Energy Corp.	1,449,522	90,740,077
		236,520,519
Pipeline Transportation / Petroleum — 5.0%
Enbridge, Inc.	1,067,382	57,788,061
Production & Mining / Natural Gas — 1.0%
National Fuel Gas Co.	124,827	11,728,745
Services / Midstream — 1.0%
Kodiak Gas Services, Inc.	203,354	11,859,605
Storage — 0.5%
Koninklijke Vopak NV	112,069	6,065,781
TOTAL COMMON STOCKS (Cost $714,137,457)		879,066,850

	Units
MASTER LIMITED PARTNERSHIPS — 25.6%
Gathering & Processing — 6.9%(a)
MPLX LP	1,000,277	57,085,809
Western Midstream Partners LP	553,849	22,801,963
		79,887,772

The accompanying notes are an integral part of these financial statements.

1

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Units	Value
MASTER LIMITED PARTNERSHIPS — (Continued)
Pipeline Transportation / Natural Gas — 12.5%(a)
Energy Transfer LP	4,526,208	$87,355,814
Enterprise Products Partners LP	1,513,708	57,278,711
		144,634,525
Pipeline Transportation / Petroleum — 6.2%
Plains All American Pipeline LP	1,073,431	23,969,714
Plains GP Holdings LP	1,987,158	48,248,196
		72,217,910
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $242,529,388)		296,740,207

	Shares
SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(d)	2,508,635	2,508,635
TOTAL MONEY MARKET FUNDS (Cost $2,508,635)		2,508,635
TOTAL INVESTMENTS — 101.5% (Cost $959,175,480)		$1,178,315,692
Liabilities in Excess of Other Assets — (1.5)%		(17,497,677)
TOTAL NET ASSETS — 100.0%		$1,160,818,015

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
SCHEDULE OF WRITTEN OPTIONS

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.2)%
Call Options — (0.2)%(a)(b)
Cheniere Energy, Inc., Expiration: 04/17/2026; Exercise Price: $300.00	$(44,578,696)	(1,571)	$(651,965)
Golar LNG Ltd., Expiration: 04/17/2026; Exercise Price: $55.00	(18,478,565)	(3,415)	(606,163)
Hess Midstream LP, Expiration: 04/17/2026; Exercise Price: $41.00	(128,271)	(33)	(825)
Targa Resources Corp., Expiration: 04/17/2026; Exercise Price: $250.00	(23,468,328)	(936)	(702,000)
TOTAL WRITTEN OPTIONS (Premiums received $1,715,552)			$(1,960,953)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

3

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments in securities, at value (Cost $959,175,480)	$1,178,315,692
Dividends and interest receivable	1,710,085
Receivable for investments sold	584,069
Receivable for fund shares sold	35,493
Prepaid expenses	74,995
Total assets	1,180,720,334
LIABILITIES:
Written options contracts, at value (Proceeds $1,715,552)	1,960,953
Payable for current income taxes (Note 4)	13,766,322
Payable for fund shares purchased	1,170,200
Distribution fees payable	1,147,228
Investment advisory fees payable, net (Note 5)	932,574
Accrued expenses	925,042
Total liabilities	19,902,319
NET ASSETS	$1,160,818,015
Composition of Net Assets:
Paid-in capital	1,523,216,028
Accumulated losses	(362,398,013)
Net assets applicable to capital shares outstanding	$1,160,818,015
NET ASSETS
Class A Shares - Net Assets	$391,634,966
Shares outstanding	52,941,246
Net asset value and redemption price per share	$7.40
Offering price per share based on a maximum sales charge of 4.75%	$7.77
Class C Shares - Net Assets	$91,613,537
Shares outstanding	15,874,228
Net asset value and redemption price per share	$5.77
Class I Shares - Net Assets	$677,569,512
Shares outstanding	86,012,157
Net asset value and redemption price per share	$7.88

The accompanying notes are an integral part of these financial statements.

4

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends and distributions (net of foreign withholding tax of $694,549)	$24,967,359
Less return of capital distributions	(11,954,134)
Total investment income	13,013,225
EXPENSES:
Investment advisory fees (Note 5)	5,221,052
Distribution fees - Class A	427,116
Distribution fees - Class C	438,354
Transfer agent fees	531,504
Legal fees	378,755
Fund accounting and sub-administration fees	282,079
Trustees’ fees	77,442
Miscellaneous	65,728
Reports to shareholders	52,203
Audit and tax services	51,283
Registration fees	38,499
Insurance	28,840
Custodian fees	24,801
Interest Expense	6,477
Total operating expenses	7,624,133
Less expenses waived by the investment adviser (Note 5)	(441,191)
Net expenses	7,182,942
Net investment income (before taxes)	5,830,283
Current income taxes (Note 4)	(16,584,940)
Net Investment loss	(10,754,657)
NET REALIZED GAIN (LOSS) ON:
Investments	98,871
Options written	(3,058,031)
Foreign currency transactions	4,660
Net realized loss	(2,954,500)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	219,140,212
Options written	(245,401)
Foreign currency translations	(296)
Net change in unrealized appreciation	218,894,515
Net realized and unrealized gain	215,940,015
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,185,358

The accompanying notes are an integral part of these financial statements.

5

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	$(10,754,657)	$(33,813,587)
Net realized gain (loss)	(2,954,500)	406,140,384
Net change in unrealized appreciation (depreciation)	218,894,515	(207,006,574)
Net increase in net assets resulting from operations	205,185,358	165,320,223
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings:
Class A shares	(9,641,997)	(19,371,033)
Class C shares	(3,123,958)	(7,382,628)
Class I shares	(16,296,561)	(35,192,700)
Total distributions to shareholders	(29,062,516)	(61,946,361)
CAPITAL SHARE TRANSACTIONS (NOTE 7):
Subscriptions	45,871,452	149,614,074
Reinvestment of distributions	27,354,154	58,400,691
Redemptions	(155,741,896)	(271,335,071)
Net decrease in net assets from capital share transactions	(82,516,290)	(63,320,306)
Total increase in net assets	93,606,552	40,053,556
NET ASSETS:
Beginning of period	1,067,211,463	1,027,157,907
End of period	$1,160,818,015	$1,067,211,463

The accompanying notes are an integral part of these financial statements.

6

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
FINANCIAL HIGHLIGHTS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30,
Class A		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$6.28	$5.72	$4.62	$4.06	$3.98	$2.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.07)	(0.20)	(0.05)	0.00[2]	(0.06)	0.06
Return of capital[1]	0.06	0.20	0.19	0.15	0.14	0.15
Net realized and unrealized gain[1]	1.31	0.92	1.29	0.69	0.26	1.63
Total from investment operations	1.30	0.92	1.43	0.84	0.34	1.84
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(0.18)	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Total distributions to shareholders*	(0.18)	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Net asset value, end of period	$7.40	$6.28	$5.72	$4.62	$4.06	$3.98
Total Investment Return†,3	21.20%	16.11%	32.08%	21.31%	8.35%	77.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$391,635	$333,809	$317,150	$264,983	$234,277	$238,520
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[4]	4.73%	4.75%	2.62%	2.35%	3.21%	(0.15)%
Before expense reimbursement/waivers and current tax expense[4]	1.55%	1.49%	1.51%	1.54%	1.48%	1.50%
Expense reimbursement/waivers[4]	(0.09)%	(0.03)%	(0.05)%	(0.08)%	(0.02)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[4]	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[4]	0.94%	0.11%	0.18%	0.77%	0.31%	0.16%
Expense reimbursement/waivers[4]	0.09%	0.03%	0.05%	0.08%	0.02%	0.04%
Net of expense reimbursement/waivers and before current tax expense[4]	1.03%	0.14%	0.23%	0.85%	0.33%	0.20%
Net of expense reimbursement/waivers and after current tax expense[4]	(2.15)%	(3.12)%	(0.88)%	0.04%	(1.40)%	1.85%
Portfolio turnover rate[3]	24%	75%	91%	47%	61%	48%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.  Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Amount represents less than $0.005 per share.
[3]	Not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

7

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
FINANCIAL HIGHLIGHTS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30,
Class C		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$4.96	$4.61	$3.82	$3.42	$3.41	$2.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.07)	(0.20)	(0.07)	(0.03)	(0.07)	0.04
Return of capital[1]	0.05	0.16	0.16	0.12	0.12	0.13
Net realized and unrealized gain[1]	1.02	0.75	1.03	0.59	0.22	1.41
Total from investment operations	0.99	0.71	1.12	0.68	0.27	1.58
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(0.18)	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Total distributions to shareholders*	(0.18)	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Net asset value, end of period	$5.77	$4.96	$4.61	$3.82	$3.42	$3.41
Total Investment Return†,2	20.58%	15.40%	30.62%	20.60%	7.67%	75.46%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$91,614	$93,191	$104,971	$108,758	$122,758	$160,638
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[3]	5.46%	5.47%	3.36%	3.07%	3.78%	0.68%
Before expense reimbursement/waivers and current tax expense[3]	2.28%	2.22%	2.24%	2.26%	2.23%	2.25%
Expense reimbursement/waivers[3]	(0.07)%	(0.01)%	(0.03)%	(0.05)%	(0.02)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[3]	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[3]	0.22%	(0.62)%	(0.57)%	0.03%	(0.45)%	(0.45)%
Expense reimbursement/waivers[3]	0.07%	0.01%	0.03%	0.05%	0.02%	0.04%
Net of expense reimbursement/waivers and before current tax expense[3]	0.29%	(0.61)%	(0.54)%	0.08%	(0.43)%	(0.41)%
Net of expense reimbursement/waivers and after current tax expense[3]	(2.89)%	(3.86)%	(1.66)%	(0.73)%	(1.98)%	1.16%
Portfolio turnover rate[2]	24%	75%	91%	47%	61%	48%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.  Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
FINANCIAL HIGHLIGHTS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30,
Class I (Note 1)		2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$6.67	$6.04	$4.86	$4.24	$4.13	$2.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.07)	(0.19)	(0.04)	0.01	(0.04)	0.08
Return of capital[1]	0.06	0.22	0.20	0.15	0.14	0.16
Net realized and unrealized gain[1]	1.40	0.96	1.35	0.74	0.27	1.67
Total from investment operations	1.39	0.99	1.51	0.90	0.37	1.91
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(0.18)	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Total distributions to shareholders*	(0.18)	(0.36)	(0.33)	(0.28)	(0.26)	(0.34)
Net asset value, end of period	$7.88	$6.67	$6.04	$4.86	$4.24	$4.13
Total Investment Return†,2	21.31%	16.42%	32.15%	21.84%	8.78%	77.63%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$677,570	$640,212	$605,037	$514,072	$520,902	$717,079
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/waivers and after current tax expense[3]	4.47%	4.49%	2.36%	2.09%	2.68%	(0.42)%
Before expense reimbursement/waivers and current tax expense[3]	1.29%	1.23%	1.24%	1.29%	1.24%	1.25%
Expense reimbursement/waivers[3]	(0.08)%	(0.02)%	(0.03)%	(0.08)%	(0.03)%	(0.04)%
Net of expense reimbursement/waivers and before current tax expense[3]	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before expense reimbursement/waivers and current tax expense[3]	1.20%	0.37%	0.44%	1.01%	0.55%	0.52%
Expense reimbursement/waivers[3]	0.08%	0.02%	0.03%	0.08%	0.03%	0.04%
Net of expense reimbursement/waivers and before current tax expense[3]	1.28%	0.39%	0.47%	1.09%	0.58%	0.56%
Net of expense reimbursement/waivers and after current tax expense[3]	(1.90)%	(2.87)%	(0.65)%	0.29%	(0.86)%	2.23%
Portfolio turnover rate[2]	24%	75%	91%	47%	61%	48%

*	Distributions for annual periods determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable.  Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of five separate investment series as of March 31, 2026. Center Coast Brookfield Midstream Focus Fund (the “Fund”), a series of the Trust, is a non-diversified open-end management investment company.
The Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A Shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.
Effective April 30, 2021, Class I shares were converted into the Fund’s Class Y Shares. Following the conversion, the Class Y Shares were renamed Class I Shares and adopted the legacy Class Y Shares’ performance and accounting history.
Brookfield Public Securities Group LLC (the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser and administrator to the Fund. Founded in 1989, the Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC (“BAM ULC”), an unlimited liability company formed under the laws of British Columbia, Canada. BAM ULC is a wholly owned subsidiary of Brookfield Asset Management Ltd. (“BAM Ltd.”), a publicly traded company (NYSE: BAM; TSX: BAM). Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 73% interest in BAM Ltd. BAM Ltd. is a leading global alternative asset manager focused on infrastructure, renewable power and transition, private equity, real estate and credit, with assets under management over $1 trillion as of March 31, 2026.
The Fund’s primary investment objective is to seek maximum total return with an emphasis on providing cash distributions to shareholders. The Fund’s investment objective is not fundamental and may be changed by the Trust’s Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurance can be given that the Fund’s investment objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

10

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

11

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical assets or liabilities
Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$873,001,069	$6,065,781	$ —	$879,066,850
Master Limited Partnerships	296,740,207	—	—	296,740,207
Money Market Funds	2,508,635	—	—	2,508,635
Total Investments	$1,172,249,911	$6,065,781	$—	$1,178,315,692
Liabilities:
Investments:
Written Options	$—	$(1,960,953)	$—	$(1,960,953)
Total Investments	$—	$(1,960,953)	$—	$(1,960,953)

For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. A distribution received from the Fund’s investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income

12

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses that are attributable to more than one fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Fund is included within “Transfer agent fees” in the Statement of Operations.
Distributions to Shareholders: The Fund declares and pays dividends monthly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser’s website at https://privatewealth.brookfield.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
Taxes: Effective October 1, 2025, the Fund elected and intends to qualify annually to be treated as a regulated investment company and comply with all related restrictions including limiting its investments in qualified publicly-traded partnerships to 25% under Subchapter M of the Internal Revenue Code beginning with the tax year which runs from October 1, 2025 through September 30, 2026. As a regulated investment company, the Fund must satisfy income, asset diversification and minimum

13

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
distribution requirements. As long as each so qualifies, the Fund will not be subject to U.S. federal income tax. With the intent to qualify as a regulated investment company, the Fund intends to distribute substantially all of its investment company taxable income and capital gains if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.
For the reporting period ended March 31, 2026, the Fund recorded a current income tax liability of $13,766,322 related to prior periods in which the Fund was taxed as a C-corporation. Income taxes attributable to such prior periods are computed using the statutory federal corporate income tax rate of 21%, plus a blended state income tax rate of approximately 0.70%, resulting in a combined rate of 21.70%. Current income tax expense and current income taxes payable increased primarily due to higher ordinary taxable income resulting from higher-than-estimated ordinary income recapture from MLP investments, based on finalized Schedule K-1s, and the recognition of additional ordinary income recapture related to a subsequent tax year.
The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09") during the period. ASU 2023-09 enhances income tax disclosures, including disclosures of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. DERIVATIVE INSTRUMENTS
Equity Option Contracts
When the Fund purchases a put or call option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased, which is based on the last quoted sales price, or if no sale occurred, the last quoted bid price on the reporting date. Premiums paid for purchasing options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. The difference between the premium and the amount received on writing an option to effect a closing transaction, including brokerage commissions, is also treated as a realized loss or, if the premium is less than the amount received from the closing transaction, as a realized gain. If a call option is exercised, the premium is added to the cost of the purchase of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the proceeds of the securities sold by the Fund.
When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written which is based on the last quoted price, or if no transaction occurred, the last quoted asked price on the reporting date. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

14

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
In the normal course of its business, the Fund buys and sells financial instruments, including equity options, subscription rights, forward currency contracts, and warrants. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. The derivative financial instruments may be traded on an exchange or negotiated between contracting parties over-the-counter (or “OTC”).
The monthly average notional value of written option contracts outstanding during the six months ended March 31, 2026 was $(21,992,195).
The following table sets forth the fair value of the Fund’s derivative instruments:

Derivatives	Statement of Assets and Liabilities	Value as of March 31, 2026
Written options contracts	Written options contracts, at value (liabilities)	$(1,960,953)

The following table sets forth the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026:

Derivatives	Location of Gains (Losses) on Derivatives	Net Realized Loss	Net Change in Unrealized Depreciation
Written equity call options	Options written	$(3,058,031)	$(245,401)

The Fund has not offset derivative assets and liabilities or financial assets, including cash, that may be received or paid as part of collateral arrangements. There is no enforceable master netting agreement in place that provides the Fund, in the event of counterparty default, the right to liquidate collateral and the right to offset a counterparty’s rights and obligations.
Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Collateral		Net Amount
				Collateral (Pledged) Received	Non-Cash Collateral Pledged (Received)
Liabilities:
Written options contracts	$1,960,953	$ —	$(1,960,953)	$ —	$ —	$(1,960,953)

4. FEDERAL INCOME TAX INFORMATION
The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely than- not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of March 31, 2026, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

15

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
In prior years, the Fund was taxed as a C-corporation. The Adviser has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period, other than the income tax accrual associated with prior periods discussed in Note 2 above. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.
Federal Income Tax Basis: The federal income tax basis of the Fund’s investments, not including foreign currency translation, at September 30, 2025 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,095,592,341	$ —	$ —	$ —

As of September 30, 2025, the Fund did not have any net operating loss or net capital loss carryforwards for federal income tax purposes.
5. INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Adviser currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.
Pursuant to an operating expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, such as deferred income tax expenses, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business) at no more than 1.46% for Class A Shares, 2.21% for Class C Shares and 1.21% for Class I Shares. The Expense Limitation Agreement will continue until at least January 28, 2027 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation Agreement may only be terminated or amended to increase the expense cap as of January 28th of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreement, any waivers and/or reimbursements made by the Adviser are subject to recoupment from the Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $1,422,038, of which $367,750, $347,702, $265,395 and $441,191 will expire during the years ending September 30, 2026, September 30, 2027, September 30, 2028 and September 30, 2029, respectively. For the six months ended March 31, 2026 the Adviser did not recoup any expenses.
The Fund has entered into an administration agreement (“Administration Agreement”) with the Adviser and a sub-administration agreement with both the Adviser and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Sub-Administrator”). The Adviser and the Sub- Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative

16

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
office facilities. The Adviser does not receive any compensation for its administration services pursuant to the Administration Agreement and the Fund is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
6. PURCHASES AND SALES OF INVESTMENTS
For the six months ended March 31, 2026, purchases and sales of investments, excluding short- term securities and U.S. Government securities, were $261,805,811 and $368,443,408, respectively.
7. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund offers three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares.
The shares of each series or class participate equally in the earnings, distributions and assets of the particular series or class.

	2026[1]		2025[2]
	Shares	Amount	Shares	Amount
Class A
Subscriptions	2,449,411	$15,929,453	4,454,863	$28,448,264
Reinvestment of distributions	1,419,245	9,159,822	2,868,645	18,360,553
Redemptions	(4,098,654)	(26,479,625)	(9,634,472)	(61,533,318)
Net Decrease	(229,998)	$(1,390,350)	(2,310,964)	$(14,724,501)
Class C
Subscriptions	211,709	$1,065,224	1,121,857	$5,716,122
Reinvestment of distributions	560,021	2,824,668	1,317,178	6,734,056
Redemptions	(3,683,464)	(18,720,411)	(6,410,950)	(32,697,507)
Net Decrease	(2,911,734)	$(14,830,519)	(3,971,915)	$(20,247,329)
Class I (Note 1)
Subscriptions	4,232,656	$28,876,775	17,078,657	$115,449,688
Reinvestment of distributions	2,242,473	15,369,664	4,910,736	33,306,082
Redemptions	(16,454,053)	(110,541,860)	(26,210,450)	(177,104,246)
Net Decrease	(9,978,924)	$(66,295,421)	(4,221,057)	$(28,348,476)

[1]	For the Six Months Ended March 31, 2026 (Unaudited).
[2]	For the Year Ended September 30, 2025.
8. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of March 31, 2026 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against the Fund’s assets. Advances will be made at the sole discretion of the Bank and would be for a maximum of forty-five days. During the six months ended March 31, 2026, the Fund utilized the credit facility for 32 days and had an outstanding average daily loan balance of $1,106,750. The maximum amount outstanding during the six months was $5,741,000 and the

17

CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
interest expense amounted to $6,477. For the six months ended March 31, 2026, the average interest rate on the outstanding principal amount for the Fund was 6.58%. At March 31, 2026, the Fund did not have an amount outstanding on the credit facility.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
10. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events through the date the financial statements were issued in the preparation of the Fund’s financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.

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CENTER COAST BROOKFIELD MIDSTREAM FOCUS FUND
ADDITIONAL INFORMATION
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

19

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date	June 4, 2026

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date	June 4, 2026